NET FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income [Abstract]
Interest from third parties and hyperinflationary adjustment in Argentina(a)	$ 10,192	$ 15,506	$ 15,683
Total finance income	10,192	15,506	15,683
Interest costs [abstract]
Interest from third parties and hyperinflationary adjustment in Argentina(a)	(82,456)	(83,555)	(66,719)
Interest from third parties and hyperinflationary adjustment in Argentina(a)	(4,040)	(8,334)	(3,574)
Statements of Operations - Change in Fair Value	(86,496)	(91,889)	(70,293)
Monetary correction caused by hyperinflation	$ (2,456)	$ (1,310)	$ (5,038)